Income Taxes (Details Textuals) (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes (Textuals) [Abstract]
Income tax benefits from exercise of non-qualified stock options and appreciation rights	$ 6,003	$ 1,466	$ 452
Incremental income tax benefits from vesting of stock awards and other stock compensation recorded in additional paid-in capital	401	1,026	422
Undistributed earnings of foreign subsidiaries on which no provision has been made for income taxes	58,300
Undistributed earnings of non US subsidiaries	13,600
Unremitted foreign earnings	2,804	0
Unrecognized income tax benefits that would affect the effective income tax rate	659	988	984
Interest and penalties related to unrecognized income tax benefits	(22)	22	32
Liability for penalties and interest	$ 525	$ 547